Note 3. Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 029 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Fair Value Measurement
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for that asset or liability in an orderly transaction between market participants on the measurement date. An entity is required to establish a fair value hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The three levels of inputs that may be used to measure fair values are listed below.
•Level 1 – This level is defined as quoted prices in active markets for identical assets or liabilities. As of December 31, 2025 and 2024, Level 1 assets held by the Plan include the Trinity Stock Fund and registered investment companies.
•Level 2 – This level is defined as observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. As of December 31, 2025 and 2024, Level 2 assets held by the Plan include the common/collective trust funds.
•Level 3 – This level is defined as unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. As of December 31, 2025 and 2024, there are no Level 3 assets held by the Plan.
The following tables set forth, by level within the fair value hierarchy, the investments of the Plan that are measured at fair value.

	December 31, 2025
	Level 1	Level 2	Total
	(in millions)
Trinity Stock Fund	$8.2	$—	$8.2
Registered investment companies	37.6	—	37.6
Common/collective trust funds	—	386.5	386.5
Total investments at fair value	$45.8	$386.5	$432.3

	December 31, 2024
	Level 1	Level 2	Total
	(in millions)
Trinity Stock Fund	$11.0	$—	$11.0
Registered investment companies	34.2	—	34.2
Common/collective trust funds	—	333.6	333.6
Total investments at fair value	$45.2	$333.6	$378.8